Cover	Mar. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 22, 2023
Entity File Number	000-55570
Entity Registrant Name	Visiber57 Corp.
Entity Central Index Key	0001627041
Entity Tax Identification Number	61-1633330
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 104-2F, Section 1
Entity Address, Address Line Two	Yanping North Road
Entity Address, Address Line Three	Datong District
Entity Address, City or Town	Taipei
Entity Address, Country	TW
Entity Address, Postal Zip Code	10341
City Area Code	886
Local Phone Number	285012196
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false